3. Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Business Combination

Overview

On November 15, 2013, the Company entered into the Merger Agreement with A Squared and Acquisition Sub. Upon closing of the Merger, which occurred concurrently with entering into the Merger Agreement, our Acquisition Sub merged with and into A Squared, and A Squared, as the surviving entity, became a wholly-owned subsidiary of the Company. As a result of the Merger, the Company acquired the business and operations of A Squared. A Squared is a children’s entertainment production company that produces original content for children and families that provide entertaining and educational media experiences. A Squared also creates comprehensive consumer product programs in the forms of toys, books and electronics. A Squared works with broadcasters, digital and online distributors and retailers worldwide as well as major toy companies, video game companies and top licensees in the kids and family arena.

Immediately following the Merger, the Company’s pre-Merger shareholders and option holders owned approximately 50% of the Company’s common stock on a fully-diluted basis, and former A Squared members owned approximately 50% of the Company’s common stock on a fully diluted basis.

Pursuant to the terms and conditions of the Merger:

·	At the closing of the Merger, the membership interests of A Squared issued and outstanding immediately prior to the closing of the Merger were cancelled and the Member received shares of our common stock. Accordingly, an aggregate of 2,972,183 shares of our common stock were issued to the Parent Member.

·	Upon the closing of the Merger, Klaus Moeller resigned as the Company’s Chief Executive Officer and Chairman, Larry Balaban resigned as the Company’s Corporate Secretary, and Howard Balaban resigned as the Company’s Vice President of Business Development. Simultaneously with the effectiveness of the Merger, Andrew Heyward was appointed as the Company’s Chief Executive Officer, Amy Moynihan Heyward was appointed as the Company’s President and Gregory Payne was appointed as the Company’s Corporate Secretary. Mr. Moeller remains a director of the Company.

·	Effective upon the Company’s meeting its information obligations under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), Michael Meader, Larry Balaban, Howard Balaban and Saul Hyatt resigned as directors of the Company and Andrew Heyward, Amy Moynihan Heyward, Lynne Segall, Jeffrey Weiss, Joseph “Gray” Davis, William McDonough and Bernard Cahill were appointed as directors of the Company. On December 9, 2013, these changes to the Board of Directors were made effective.

Accounting Treatment

Although the transaction has been structured as a merger of equals, the merger will be treated as a business combination for accounting purposes. The audited financial statements have been prepared using the acquisition method of accounting in accordance with ASC 805, Business Combinations. Genius Brands is the deemed accounting acquirer, and A Squared is the deemed accounting acquiree based on the following factors: the transfer of the Company’s equity as consideration for the merger, the relative size of the pre-merger assets and revenue bases with the Company holding a significantly larger asset and revenue base as compared to A Squared, and the fact that the Company paid a premium over the pre-combination fair value of A Squared.

Purchase Price Allocation

The following table summarizes the final purchase accounting for the fair value of the assets acquired and liabilities assumed at the date of the Merger:

Allocated Fair Value
Cash	$283,199
Accounts Receivable	89,398
Prepaid Expenses and Other Assets	145,574
Property and equipment, net	75,385
Identifiable artistic-related intangible assets (a)	1,740,000
Total assets acquired	2,333,556

Accounts Payable	(404,757)
Accrued Expenses	(450,000)
Short Term Debt - Related Party	(516,966)
Disputed Trade Payable	(925,000)
Total liabilities assumed	(2,296,723)

Net assets acquired	36,833

Consideration (b)	10,402,639

Goodwill	$10,365,806

(a)	The value of the identifiable artistic-related intangible assets was determined by an independent Corporate Finance and Business Valuation firm.

(b)	As consideration for the net assets acquired in the Merger, the Company issued an aggregate of 2,972,183 shares of its common stock the Parent Member, valued at $3.50 per share. The acquisition-date fair value of the common stock was based on the common stock sold under the private placement on the date of the Merger.

Proforma

Included in the consolidated statement of operations for three months ended March 31, 2014 are revenues of $60,461 and net loss of $255,947 attributed to A Squared Entertainment LLC from the date of acquisition.

The table below presents the proforma revenue and net loss for the quarters ended March 31, 2014 and 2013, assuming the Merger had occurred on January 1, 2013, pursuant to ASC 805-10-50. This proforma information does not purport to represent what the actual results of operations of the Company would have been had Merger occurred on this date nor does it purport to predict the results of operations for future periods.

	3/31/2014	3/31/2013
Revenues	$176,283	$745,011
Net Loss (1)	$(854,162)	$(1,836,673)

(1)	Net loss during the three months ended March 31, 2013 includes merger related costs of $339,180 as well as the elimination of interest expense of $153,261 and loss on derivative valuation of $92,862.

Overview

On November 15, 2013, the Company entered into an Agreement and Plan of Reorganization (the “Merger Agreement”) with A Squared Entertainment LLC, a Delaware limited liability company (“A Squared”), A Squared Holdings LLC, a California limited liability company and sole member of A Squared (the “Parent Member”) and A2E Acquisition LLC, our newly formed, wholly-owned Delaware subsidiary (“Acquisition Sub”). Upon closing of the transactions contemplated under the Merger Agreement (the “Merger”), which occurred concurrently with entering into the Merger Agreement, our Acquisition Sub merged with and into A Squared, and A Squared, as the surviving entity, became a wholly-owned subsidiary of the Company.  As a result of the Merger, the Company acquired the business and operations of A Squared.  A Squared is a children’s entertainment production company that produces original content for children and families that provide entertaining and educational media experiences. A Squared also creates comprehensive consumer product programs in the forms of toys, books and electronics. A Squared works with broadcasters, digital and online distributors and retailers worldwide as well as major toy companies, video game companies and top licensees in the kids and family arena.

Immediately following the Merger, the Company’s pre-Merger shareholders and option holders owned approximately 50% of the Company’s common stock on a fully-diluted basis, and former A Squared shareholders owned approximately 50% of the Company’s common stock on a fully diluted basis.

Pursuant to the terms and conditions of the Merger:

•	At the closing of the Merger, the membership interests of A Squared issued and outstanding immediately prior to the closing of the Merger were cancelled and the Parent Member received shares of our common stock. Accordingly, an aggregate of 2,972,183 shares of our common stock were issued to the Parent Member.
•	Upon the closing of the Merger, Klaus Moeller resigned as the Company’s Chief Executive Officer and Chairman, Larry Balaban resigned as the Company’s Corporate Secretary, and Howard Balaban resigned as the Company’s Vice President of Business Development. Simultaneously with the effectiveness of the Merger, Andrew Heyward was appointed as the Company’s Chief Executive Officer, Amy Moynihan Heyward was appointed as the Company’s President and Gregory Payne was appointed as the Company’s Corporate Secretary. Mr. Moeller remains a director of the Company.
•	Effective upon the Company’s meeting its information obligations under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), Michael Meader, Larry Balaban, Howard Balaban and Saul Hyatt were to resign as directors of the Company and Andrew Heyward, Amy Moynihan Heyward, Lynne Segall, Jeffrey Weiss, Joseph “Gray” Davis, William McDonough and Bernard Cahill were to be appointed as directors of the Company. On December 9, 2013, these changes to the Board of Directors were made effective.

Accounting Treatment

Although the transaction has been structured as a merger of equals, the merger will be treated as a business combination for accounting purposes. The audited financial statements have been prepared using the acquisition method of accounting in accordance with ASC 805, Business Combinations. Genius Brands is the deemed accounting acquirer, and A Squared is the deemed accounting acquiree based on the following factors: the transfer of the Company’s equity as consideration for the merger, the relative size of the pre-merger assets and revenue bases with the Company holding a significantly larger asset and revenue base as compared to A Squared, and the fact that the Company paid a premium over the pre-combination fair value of A Squared.

Purchase Price Allocation

The following table summarizes the final purchase accounting for the fair value of the assets acquired and liabilities assumed at the date of the Merger:

The following table summarizes the final purchase accounting for the fair value of the assets acquired and liabilities assumed at the date of the Merger:

Allocated Fair Value
Cash	$283,199
Accounts Receivable	89,398
Prepaid Expenses and Other Assets	145,574
Property and equipment, net	75,385
Identifiable artistic-related intangible assets (a)	1,740,000
Total assets acquired	2,333,556

Accounts Payable	(404,757)
Accrued Expenses	(450,000)
Short Term Debt – Related Party	(516,966)
Disputed Trade Payable	(925,000)
Total liabilities assumed	(2,296,723)

Net assets acquired	36,833

Consideration (b)	10,402,638

Goodwill	$10,365,805

(a)	The value of the identifiable artistic-related intangible assets was determined by an independent Corporate Finance and Business Valuation firm.

(b)	As consideration for the net assets acquired in the Merger, the Company issued an aggregate of 2,972,183 shares of its common stock the Parent Member, valued at $3.50 per share. The acquisition-date fair value of the common stock was based on the common stock sold under the private placement on the date of the Merger.

Proforma

Included in the consolidated statement of operations for the period ended December 31, 2013 are revenues of $555,866 and net income of $168,936 attributed to A Squared Entertainment LLC from the date of acquisition.

The table below presents the proforma revenue and net loss for the years ended December 31, 2013 and December 31, 2012, assuming the Merger had occurred on January 1, 2012, pursuant to ASC 805-10-50.

	2013	2012
Revenues	$2,752,830	$7,538,926
Net Loss (1)	$(5,855,925)	$(1,772,236)

(1)	Net loss during the twelve months ended December 31, 2013 includes merger related costs of $339,180 as well as the elimination of interest expense of $1,693,821 and loss on derivative valuation of $1,886,943. Net loss during the twelve months ended December 31, 2012 includes merger related costs of $339,180 as well as the elimination of interest expense of $50,259 and gain on derivative valuation of $200,322.